Risk Management - Net Fair Value of Risk Management Positions (Detail) MMBbls in Millions, $ in Millions	Sep. 30, 2021 CAD ($) MMBbls $ / bbl	Dec. 31, 2020 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (292)	$ (53)
Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (292)
Minimum | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Financial instruments, term	1 month
Maximum | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Financial instruments, term	15 months
WTI Fixed - Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	55.9
Weighted Average Price | $ / bbl	67.29
Fair Value Asset (Liability)	$ (495)
WTI Fixed - Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	21.1
Weighted Average Price | $ / bbl	67.15
Fair Value Asset (Liability)	$ 185
Other financial positions | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 18